Material Accounting Policies and Judgments - Revisions of Previously Issued Financial Statements (Details) - CAD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
		Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Assets
Cash and cash equivalents		$ 138,210	$ 107,569	$ 132,625	$ 137,921	$ 136,095	[1]	$ 255,592	[1]
Restricted cash		43,957	44,030	47,553	47,407	43,126
Inventory		164,125	169,382	186,722	187,925	143,602
Total current assets		437,737	416,071	488,548	478,328	426,605
Property, plant and equipment		283,468	276,221	270,399	268,107	294,324		322,969
Deferred tax assets		15,168	15,103	1,700	4,219	15,343
Total assets		837,288	807,391	862,297	852,666	838,673
Liabilities
Lease liabilities long term		45,163	38,912	37,696	37,495	42,676
Deficit		(6,367,915)	(6,383,342)	(6,358,085)	(6,367,745)	(6,367,936)
Total liabilities and equity		837,288	807,391	862,297	852,666	838,673
Consolidated statements of income (loss) and comprehensive income (loss)
Cost of sales		54,939	96,843	141,719	189,240	191,950	[2]
Gross profit (loss)		42,917	85,107	160,044	187,607	131,729	[2]
General and administration		22,753	45,018	68,705	97,257	91,325	[2]
Income (loss) from operations		(981)	(3,577)	28,977	4,948	(45,101)	[2]
Finance and other costs		(1,761)	(3,926)	(5,902)	(8,420)	(13,798)	[2]
Income before taxes		5,818	6,188	33,921	20,382	(57,637)	[2]
Deferred income tax recovery (expense)		(1,547)	482	1,704	3,189	1,663	[2]
Net income (loss)		3,754	(9,451)	18,774	1,591	(69,326)	[2]
Comprehensive income (loss)		$ 1,514	$ (17,680)	$ 10,290	$ (7,559)	$ (63,019)	[2]
Basic income (loss) per share (in CAD per share)		$ 0.10	$ (0.13)	$ 0.39	$ 0.04	$ (1.52)	[2]
Diluted income (loss) per share (in CAD per share)		0.10	(0.13)	0.38	0.04	(1.52)	[2]
Basic income (loss) per share, continuing operations (in CAD per share)		0.09	0.13	0.65	0.30	(1.23)	[2]
Diluted income (loss) per share, continuing operations (in CAD per share)		0.09	0.13	0.64	0.30	(1.23)	[2]
Basic income (loss) per share, discontinued operations (in CAD per share)		0.01	(0.26)	(0.26)	(0.26)	(0.28)	[2]
Diluted income (loss) per share, discontinued operations (in CAD per share)		$ 0.01	$ (0.26)	$ (0.26)	$ (0.26)	$ (0.28)	[2]
Investing activities
Restricted cash		$ (830)	$ (903)	$ (4,426)	$ (4,282)	$ 2,124	[1]
Restricted cash						2,123
Net cash used in investing activities		(16)	(3,727)	(10,462)	(14,327)	(3,363)	[1]
Financing activities
Decrease in restricted cash			0	0
Net cash used in financing activities			(2,344)	(2,999)	(116)	(47,923)	[1]
Increase (decrease) in cash and cash equivalents		2,116	(28,523)	(3,467)	1,826	(119,497)	[1]
Increase (decrease) in restricted cash		0				0
Cash and cash equivalents, beginning of period	[1]	136,095	136,095	136,095	136,095	255,592
Cash and cash equivalents, end of period		138,210	107,569	132,625	137,921	136,095	[1]
Previously reported
Assets
Cash and cash equivalents		115,487	84,921	108,711		113,439		234,942
Restricted cash		66,680	66,678	71,467		65,782
Inventory		165,754	170,986	192,385
Total current assets		439,366	417,675	494,211		426,605
Property, plant and equipment		283,729	276,482	270,660
Deferred tax assets		14,679	14,621	0
Total assets		838,689	808,774	866,521
Liabilities
Lease liabilities long term		44,906	38,397	36,904
Deficit		(6,366,257)	(6,381,444)	(6,353,069)
Total liabilities and equity		838,689	808,774	866,521
Consolidated statements of income (loss) and comprehensive income (loss)
Cost of sales		53,310	95,239	136,057
Gross profit (loss)		44,546	86,711	165,706
General and administration		22,524	44,560	68,003
Income (loss) from operations		877	(1,515)	35,341
Finance and other costs		(1,736)	(3,872)	(5,814)
Income before taxes		7,701	8,304	40,373
Deferred income tax recovery (expense)		(2,036)	0	4
Net income (loss)		5,148	(7,817)	23,526
Comprehensive income (loss)		$ 2,908	$ (16,046)	$ 15,042
Basic income (loss) per share (in CAD per share)		$ 0.13	$ (0.10)	$ 0.48
Diluted income (loss) per share (in CAD per share)		0.13	(0.10)	0.47
Basic income (loss) per share, continuing operations (in CAD per share)		0.12	0.16	0.74
Diluted income (loss) per share, continuing operations (in CAD per share)		0.12	0.16	0.73
Basic income (loss) per share, discontinued operations (in CAD per share)		0.01	(0.26)	(0.26)
Diluted income (loss) per share, discontinued operations (in CAD per share)		$ 0.01	$ (0.26)	$ (0.26)
Investing activities
Restricted cash		$ 0	$ 0	$ 0		0
Net cash used in investing activities		814	(2,824)	(6,036)		(5,486)
Financing activities
Decrease in restricted cash			(898)	(5,687)
Net cash used in financing activities			(3,242)	(8,686)
Increase (decrease) in cash and cash equivalents		2,946	(28,518)	(4,728)		(121,620)
Increase (decrease) in restricted cash		(898)				118
Cash and cash equivalents, beginning of period		113,439	113,439	113,439	113,439	234,942
Cash and cash equivalents, end of period		115,487	84,921	108,711		113,439
Adjustments
Assets
Cash and cash equivalents		22,723	22,648	23,914		22,656		$ 20,650
Restricted cash		(22,723)	(22,648)	(23,914)		(22,656)
Inventory		(1,629)	(1,604)	(5,663)
Total current assets		(1,629)	(1,604)	(5,663)		0
Property, plant and equipment		(261)	(261)	(261)
Deferred tax assets		489	482	1,700
Total assets		(1,401)	(1,383)	(4,224)
Liabilities
Lease liabilities long term		257	515	792
Deficit		(1,658)	(1,898)	(5,016)
Total liabilities and equity		(1,401)	(1,383)	(4,224)
Consolidated statements of income (loss) and comprehensive income (loss)
Cost of sales		1,629	1,604	5,662
Gross profit (loss)		(1,629)	(1,604)	(5,662)
General and administration		229	458	702
Income (loss) from operations		(1,858)	(2,062)	(6,364)
Finance and other costs		(25)	(54)	(88)
Income before taxes		(1,883)	(2,116)	(6,452)
Deferred income tax recovery (expense)		489	482	1,700
Net income (loss)		(1,394)	(1,634)	(4,752)
Comprehensive income (loss)		$ (1,394)	$ (1,634)	$ (4,752)
Basic income (loss) per share (in CAD per share)		$ (0.03)	$ (0.03)	$ (0.09)
Diluted income (loss) per share (in CAD per share)		(0.03)	(0.03)	(0.09)
Basic income (loss) per share, continuing operations (in CAD per share)		(0.03)	(0.03)	(0.09)
Diluted income (loss) per share, continuing operations (in CAD per share)		(0.03)	(0.03)	(0.09)
Basic income (loss) per share, discontinued operations (in CAD per share)		0	0	0
Diluted income (loss) per share, discontinued operations (in CAD per share)		$ 0	$ 0	$ 0
Investing activities
Restricted cash		$ (830)	$ (903)	$ (4,426)		2,123
Net cash used in investing activities		(830)	(903)	(4,426)		2,123
Financing activities
Decrease in restricted cash			898	5,687
Net cash used in financing activities			898	5,687
Increase (decrease) in cash and cash equivalents		(830)	(5)	1,261		2,123
Increase (decrease) in restricted cash		898				(118)
Cash and cash equivalents, beginning of period		22,656	22,656	22,656	$ 22,656	20,650
Cash and cash equivalents, end of period		$ 22,723	$ 22,648	$ 23,914		$ 22,656

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).
[2]	Comparative information has been adjusted due to discontinued operations see Note 8(b).